Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Other comprehensive income [abstract]
Disclousure of other comprehensive income loss to financial statements FVOCI derivative and foreign currency translation table text block [Text Block]
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments at FVOCI	Derivative financial instruments	Foreign currency translation adjustment	Total
Balance as of January 1, 2016	(8,931)	(1,750)	-	(10,681)

Change in fair value of debt instruments, net of hedging	7,048	4,383		11,431
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	1,030	(4,581)	-	(3,551)
Other comprehensive income (loss) for the year	8,078	(198)	-	7,880
Balance as of December 31, 2016	(853)	(1,948)	-	(2,801)

Change in fair value of debt instruments, net of hedging	612	(8)	-	604
Change in fair value of equity instruments at FVOCI, net of hedging	(228)	415	-	187
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	84	2,399	-	2,483
Exchange difference in conversion of foreign operating currency	-	-	1,490	1,490
Other comprehensive income (loss) for the year	468	2,806	1,490	4,764
Balance as of December 31, 2017	(385)	858	1,490	1,963

Change in fair value of debt instruments, net of hedging	(254)	(4,375)	-	(4,629)
Change in fair value of equity instruments at FVOCI, net of hedging	(2,074)	850	-	(1,224)
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(87)	5,678	-	5,591
Exchange difference in conversion of foreign operating currency	-	-	(1,281)	(1,281)
Other comprehensive income (loss) for the year	(2,415)	2,153	(1,281)	(1,543)
Balance as of December 31, 2018	(2,800)	3,011	209	420

(1)	Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and previous years.

Disclosure of detailed information about amount reclassified from other comprehensive income to profit [Text Block]
The following table presents amounts reclassified from other comprehensive income to profit or loss:

December 31, 2018
Details about other comprehensive income components	Amount reclassified from other comprehensive income	Affected line item in the consolidated statement of profit or loss
Realized gains (losses) on securities at FVOCI:	-	Interest income – securities at FVOCI
	-	Net gain on sale of securities at FVOCI
	87	Derivative financial instruments and impairment loss on financial instruments at FVOCI
87

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(2,502)	Interest income – loans
	(1,650)	Interest expense – borrowings and deposits
	(1,530)	Net gain (loss) on foreign currency exchange
Interest rate swaps	4	Net gain (loss) on interest rate swaps
Cross-currency swaps	-	Net gain (loss) on cross-currency swaps
(5,678)

December 31, 2017
Details about other comprehensive income components	Amount reclassified from other comprehensive income	Affected line item in the consolidated statement of profit or loss
Realized gains (losses) on securities at FVOCI:	-	Interest income – securities at FVOCI
	24	Net gain on sale of securities at FVOCI
	(108)	Derivative financial instruments and impairment loss on financial instruments at FVOCI
	(84)

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(7,611)	Interest income – loans
	(2,102)	Interest expense – borrowings and deposits
	7,216	Net gain (loss) on foreign currency exchange
Interest rate swaps	86	Net gain (loss) on interest rate swaps
Cross-currency swaps	12	Net gain (loss) on cross-currency swaps
	(2,399)

December 31, 2016
Details about other comprehensive income components	Amount reclassified from other comprehensive income	Affected line item in the consolidated statement of profit or loss
Realized gains (losses) on securities at FVOCI:	-	Interest income – securities at FVOCI
	(7,243)	Net gain on sale of securities at FVOCI
	6,213	Derivative financial instruments and impairment loss on financial instruments at FVOCI
	(1,030)

Gains (losses) on derivative financial instruments:
Foreign exchange forwards	(4,750)	Interest income – loans
	1,679	Interest expense – borrowings and deposits
	6,060	Net gain (loss) on foreign currency exchange
Interest rate swaps	1,104	Net gain (loss) on interest rate swaps
Cross-currency swaps	488	Net gain (loss) on cross-currency swaps
	4,581